Segment Reporting (Details Narrative) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment
Segment Reporting [Abstract]
Number of Operating Segments | Segment					2
Investments	$ 14,975				$ 14,975
Banking Regulation, Total Capital, Actual	3,400				3,400
[custom:TotalInvestmentsThroughSales-0]	2,998				2,998
[custom:OptionFeeIncome]	$ 222	$ 223	$ 223	$ 148	$ 816